Financial assets at fair value through the income statement - Disclosure of financial assets designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Reverse repurchase agreements and other similar secured lending	£ 4,734	£ 2,594
Other financial assets	891	2,197
Financial assets at fair value through the income statement	193,734	206,651
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Loans and advances	45,068	47,639
Debt securities	2,965	2,586
Equity securities	3,818	7,185
Reverse repurchase agreements and other similar secured lending	141,773	149,131
Other financial assets	110	110
Financial assets at fair value through the income statement	193,734	206,651
Mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	42,487	44,557
Debt securities	2,783	2,456
Equity securities	3,818	7,185
Reverse repurchase agreements and other similar secured lending	141,773	149,131
Other financial assets	110	110
Financial assets at fair value through the income statement	190,971	203,439
Designated at fair value
Disclosure of financial assets [line items]
Loans and advances	2,581	3,082
Debt securities	182	130
Equity securities	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other financial assets	0	0
Financial assets at fair value through the income statement	£ 2,763	£ 3,212